Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	Nov 28, 2012
Document Effective Date	Nov 28, 2012
Prospectus Date	Feb 29, 2012

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Effective as of January 1, 2013, the following text replaces any inconsistent information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	N/A
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.75
Distribution and service (12b-1) fees	None
Other expenses	0.65
Total annual fund operating expenses	1.40
Fees waived and/or expenses reimbursed	(0.04)[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.36

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class 1 (with or without redemption at end of period)	138	439	762	1,676

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	lmpit32_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Effective as of January 1, 2013, the following text replaces any inconsistent information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	N/A
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.75
Distribution and service (12b-1) fees	None
Other expenses	0.65
Total annual fund operating expenses	1.40
Fees waived and/or expenses reimbursed	(0.04)[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.36

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class 1 (with or without redemption at end of period)	138	439	762	1,676

Legg Mason ClearBridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit32_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Effective as of January 1, 2013, the following text replaces any inconsistent information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	N/A
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.75
Distribution and service (12b-1) fees	None
Other expenses	0.65
Total annual fund operating expenses	1.40
Fees waived and/or expenses reimbursed	(0.04)[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.36

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class 1 (with or without redemption at end of period)	138	439	762	1,676

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012